COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
8.     COMMITMENTS AND CONTINGENCIES

The Company leases its office facilities under operating leases. Rent expense in continuing operations for each of the years ended December 31, 2016, 2015 and 2014, was $19, $28 and $28, respectively. There are no future commitments under non-cancelable leases at December 31, 2016.
The Company is subject to various claims arising in the ordinary course of business. Although the ultimate outcome of these matters is presently not determinable, management does not believe that the outcome of these matters will have a material adverse effect on the Company’s financial position or results of operations.